Consolidated statements of operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 1,673,922	$ 1,021,037	$ 602,384
Cost of revenue		(902,994)	(561,191)	(303,934)
Gross profit		770,928	459,846	298,450
Selling, general and administrative expenses		(1,351,483)	(869,609)	(471,766)
Impairment losses on tangible assets		(2,991)	0	0
Impairment losses on intangible assets		(36,269)	0	0
Operating loss	[1],[2]	(619,815)	(409,763)	(173,316)
Gain/(loss) on items held at fair value and remeasurements	[1]	(2,643,573)	21,721	0
Share of results of associates	[1]	(74)	366	33
Finance income		24,699	34,382	38,182
Finance costs		(108,742)	(19,232)	(18,316)
Loss before tax		(3,347,505)	(372,526)	(153,417)
Income tax (expense)/benefit		14,434	(1,162)	(2,158)
Loss after tax		(3,333,071)	(373,688)	(155,575)
(Loss)/profit after tax attributable to:
Equity holders of the parent		(3,350,619)	(385,297)	(155,575)
Non-controlling interests		17,548	11,609	0
Loss after tax		$ (3,333,071)	$ (373,688)	$ (155,575)
Loss per share attributable to owners of the parent
Basic and diluted		$ (9.75)	$ (1.21)	$ (0.59)
Weighted-average shares outstanding
Basic and diluted		343,829,481	318,843,239	264,432,214

[1]	In the year ended December 31, 2020, we changed the presentation of our operating loss to reflect losses on items held at fair value and remeasurements, and share of results of associates, as non-operating items in the consolidated statements of operations. See Note 2 for further details.
[2]	See Note 2 for further details.